Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues By Area Of Operations [Line Items]
Revenues	$ 2,817,465		$ 2,670,133		$ 2,832,437
Europe [Member]
Revenues By Area Of Operations [Line Items]
Revenues	545,509		541,749		728,232
U.S. [Member]
Revenues By Area Of Operations [Line Items]
Revenues	890,352		843,985		813,460
Israel [Member]
Revenues By Area Of Operations [Line Items]
Revenues	697,771		650,956		627,251
Other Regions [Member]
Revenues By Area Of Operations [Line Items]
Revenues	$ 683,833	[1]	$ 633,443	[1]	$ 663,494	[1]

[1]	Mainly Asia and South America